[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

March 27, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1004

Attention: John Ganley

RE:	BlackRock Capital Investment Corporation

Mr. Ganley:

Electronically transmitted herewith for filing on behalf of BlackRock Capital Investment Corporation (the “Corporation”) is the Corporation’s shelf registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933.

If you have any questions or comments or require any additional information in connection with the Corporation or the Registration Statement please telephone me at (416) 777-4727 or Michael Hoffman at (212) 735-3406.

Very truly yours,

/s/ Steven Grigoriou

Steven Grigoriou, Esq.